Salaries and other employee expenses - Schedule of salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries and other employee expenses
Wages and salaries	$ 13,803	$ 13,717	$ 13,232
Payroll taxes	1,731	1,722	1,721
Personnel benefits	5,134	5,383	8,867
Share-based payments	984	640	359
Total	$ 21,652	$ 21,462	$ 24,179